Shareholder Report, Line Graph (Details) 190993_Buffalo Mid Cap Growth Fund_Institutional Class_TSR Annual {Institutional Class} - USD ($)								12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Jul. 01, 2019	Mar. 31, 2026
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name								Buffalo Mid Cap Growth Fund Institutional Class
Accumulated Value	$ 386,614	$ 401,174	$ 323,929	$ 370,036	$ 375,070	$ 225,703	$ 250,000	$ 361,637
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000 Index
Accumulated Value	499,505	465,873	360,323	394,141	352,149	216,670	250,000	$ 589,843
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Russell Midcap Growth Index
Accumulated Value	$ 425,938	$ 411,243	$ 325,652	$ 355,972	$ 359,180	$ 213,025	$ 250,000	$ 466,653